Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
20.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$42,293	$42,293	$27,898	$27,898
Restricted cash	173	173	177	177
Short-term investments	33,606	33,606	69,427	69,427
Long-term investments in available-for-sale securities	1,284	1,284	943	943
Restricted assets	-	-	10,000	10,000

The carrying amounts of cash and cash equivalents, restricted cash and restricted assets reported in the consolidated balance sheets approximate their estimated fair values. The fair values of short-term investments and long-term investments in available-for-sale securities are based on quoted market prices.

Long-term investments, except for investments in available-for-sale securities, are in privately-held companies where there is no readily determinable market value and are recorded using the cost method. Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.